UNITED STATES
SECURITIES AND EXCHANGE
COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21339

Morgan Stanley Institutional Liquidity Funds
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Joseph Benedetti, Esq.

Managing Director

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:	888-378-1630

Date of fiscal year end:	10/31

Date of reporting period:	7/1/13– 6/30/14

FORM N-PX

ICA File Number:  811-21339

Registrant Name:  Morgan Stanley Institutional Liquidity Funds

Reporting Period:  07/01/2013 - 06/30/2014

Morgan Stanley Institutional Liquidity Funds Government Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Morgan Stanley Institutional Liquidity Funds Government Securities Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Morgan Stanley Institutional Liquidity Funds Money Market Portfolio

NUVEEN PREMIUM INCOME MUNICIPAL FUND 2, INC. Meeting Date: AUG 07, 2013 Record Date: JUN 10, 2013 Meeting Type: ANNUAL
Ticker: NPM Security ID: 67063W847
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director John P. Amboian	Management	For	For
1.2	Elect Director Robert P. Bremner	Management	For	For
1.3	Elect Director Jack B. Evans	Management	For	For
1.4	Elect Director David J. Kundert	Management	For	For
1.5	Elect Director Judith M. Stockdale	Management	For	For
1.6	Elect Director Carole E. Stone	Management	For	For
1.7	Elect Director Virginia L. Stringer	Management	For	For
1.8	Elect Director Terence J. Toth	Management	For	For
1.9	Elect Director William C. Hunter	Management	For	For
1.10	Elect Director William J. Schneider	Management	For	For

Morgan Stanley Institutional Liquidity Funds Prime Portfolio

NUVEEN PREMIUM INCOME MUNICIPAL FUND 2, INC. Meeting Date: AUG 07, 2013 Record Date: JUN 10, 2013 Meeting Type: ANNUAL
Ticker: NPM Security ID: 67063W847
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director John P. Amboian	Management	For	For
1.2	Elect Director Robert P. Bremner	Management	For	For
1.3	Elect Director Jack B. Evans	Management	For	For
1.4	Elect Director David J. Kundert	Management	For	For
1.5	Elect Director Judith M. Stockdale	Management	For	For
1.6	Elect Director Carole E. Stone	Management	For	For
1.7	Elect Director Virginia L. Stringer	Management	For	For
1.8	Elect Director Terence J. Toth	Management	For	For
1.9	Elect Director William C. Hunter	Management	For	For
1.10	Elect Director William J. Schneider	Management	For	For

Morgan Stanley Institutional Liquidity Funds Tax-Exempt Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Morgan Stanley Institutional Liquidity Funds Treasury Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Liquidity Funds

By (Signature and Title)*

/s/ John H. Gernon
John H. Gernon President and Principal Executive Officer

Date	August 28, 2014

* Print the name and title of each signing officer under his or her signature.